Consolidated statements of financial position - CAD ($)	Aug. 31, 2024	Aug. 31, 2023
Current
Cash	$ 63,126	$ 3,359,257
Trade and other receivables [note 6]	138,656	550,836
Income tax receivable	6,454	98,540
Inventories [note 7]	6,209,287	2,445,554
Prepaid expenses [note 7]	2,156,844	1,973,591
Share subscription receivable [note 18]	39,200	39,200
Advances to related parties [note 18]		20,135
Total current assets	8,613,567	8,487,113
Right-of-use assets [note 9]	260,807	2,414,593
Property and equipment [note 10]	1,578,422	2,313,926
Intangibles [note 11]	868,543	966,724
Deferred income taxes [note 24]	92,973	68,460
Goodwill [note 5]		9,680,941
Other financial assets	5,929	114,755
Total assets	11,420,241	24,046,512
Current
Credit facility [note 12]		155,000
Trade and other payables [notes 13 & 18]	4,497,508	1,754,900
Provision on onerous contracts	91,667	91,667
Contract liabilities [note 14]	827,642	1,815,731
Advances from related parties [note 18]	84,616
Current portion of lease liabilities [note 15]	122,077	647,638
Current portion of long-term debt [note 16]	101,397	271,546
Other financial liabilities		113,695
Total current liabilities	5,724,907	4,850,177
Lease liabilities [note 15]	137,715	1,994,156
Long-term debt [note 16]	357,243	33,783
Derivative liabilities [note 17]	2,180,389	5,558,822
Deferred income taxes [note 23]		45,137
Total liabilities	8,400,254	12,482,075
Shareholders' equity
Capital stock [note 19]	55,421,479	50,395,717
Contributed surplus [note 20]	12,080,817	11,684,829
Accumulated other comprehensive income	1,127,048	1,032,628
Deficit	(65,609,357)	(51,548,737)
Total shareholders' equity	3,019,987	11,564,437
Total shareholders' equity and liabilities	$ 11,420,241	$ 24,046,512